ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating costs and expenses	¥ (30,301)	$ (407,608)	¥ (2,802,506)	¥ (577,545)
Interest income	3	1,458	10,026	2,422
Foreign exchange losses		(373)	(2,563)
(Loss) Income before income tax benefit (expense)	(28,640)	241,387	1,659,671	213,043
Income tax expenses	7,924	(67,829)	(466,360)	(48,178)
Net (loss) income	(20,716)	173,558	1,193,311	164,865
Deemed dividend		(450,547)	(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ (20,716)	(276,989)	(1,904,422)	¥ 164,865
360 Finance, Inc | Reportable legal entities
Operating costs and expenses		(1,508)	(10,367)
Interest income		27	187
Foreign exchange losses		(1,676)	(11,518)
Net loss before taxes and income from equity in subsidiaries and VIEs		(3,157)	(21,698)
Equity in earnings of subsidiaries and VIEs		176,715	1,215,009
(Loss) Income before income tax benefit (expense)		173,558	1,193,311
Net (loss) income		173,558	1,193,311
Deemed dividend		(450,547)	(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company		$ (276,989)	¥ (1,904,422)